Mortgage Loans Receivable and Bond Portfolio	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Mortgage Loans Receivable and Bond Portfolio

3. MORTGAGE LOANS RECEIVABLE AND BOND PORTFOLIO

At June 30, 2017, the Company had mortgage loans receivable totaling $25,130,979. The loans bear interest ranging from 0% to 10.25% with a weighted average of approximately 8.20% at June 30, 2017. The Company had mortgage loans receivable totaling $24,732,280 that bore interest ranging from 0% to 10.25% with a weighted average of approximately 8.25% at December 31, 2016.

The Company has a portfolio of secured church bonds at June 30, 2017 and December 31, 2016, which are carried at fair value. The bonds pay quarterly interest ranging from 2.75% to 9.75%. The aggregate value of secured church bonds equaled approximately $13,505,000 at June 30, 2017 with a weighted average interest rate of 6.84% and approximately $11,941,000 at December 31, 2016 with a weighted average interest rate of 6.77%. These bonds are due at various maturity dates through May 15, 2046.

The contractual maturity schedule for mortgage loans receivable and the bond portfolio as of June 30, 2017, is as follows:

	Mortgage Loans	Bond Portfolio

July 1, 2017 through June 30, 2018	$ 1,868,411	$ 131,000
July 1, 2018 through December 31, 2018	2,742,724	83,000
2019	1,301,152	155,000
2020	1,362,089	168,000
2021	784,343	236,000
Thereafter	17,072,260	12,731,616
	25,130,979	13,504,616
Less loan loss and bond other than temporary impairment	(1,363,782)	(458,000)
Less deferred origination income	(319,949)	______-__
Totals	$23,447,248	$ 13,046,616

The Company currently owns $529,000 First Mortgage Bonds and $497,000 Second Mortgage Bonds issued by Agape Assembly Baptist Church located in Orlando, Florida. The total principal amount of First Mortgage Bonds issued by Agape is $7,200,000, and the total principal amount of Second Mortgage Bonds issued is $715,000. Agape defaulted on its payment obligations to bondholders in September 2010. The church subsequently commenced a Chapter 11 bankruptcy reorganization proceeding regarding the property that secures the First Mortgage Bonds in December 2010. In October 2014, a minimum of 80% of the bondholders of Agape agreed to a modification in the terms of their bonds which has resulted in the resumption of both principal and interest payments to both the first and second mortgage bond holders. Both the First Mortgage Bonds and Second Mortgage Bonds have been modified to a fully amortized fixed rate, quarterly interest payment of 6.25% with a new maturity date of September 2037 for all the issued and outstanding bonds. The Company, along with all other bondholders, has a superior lien over all other creditors. The Company has an aggregate other than temporary impairment of $458,000 for the First and Second Mortgage Bonds at June 31, 2017 and December 31, 2016, which effectively reduces the bonds to the fair value amount management believes will be recovered. The Church has subsequently defaulted on their modification agreement in 2016 and no interest payments were made to bondholders during the six month period ended June 30, 2017. However, the trustee made a distribution to bondholders during the quarter of $18.75 per $1,000 bond as a repayment of principal only, effectively reducing the outstanding balance of each $1,000 bond to approximately $826.

3. MORTGAGE LOANS RECEIVABLE AND BOND PORTFOLIO

At December 31, 2016, the Company had first mortgage loans receivable totaling $24,732,280. The loans bear interest ranging from 0% to 10.25% with a weighted average of approximately 8.25% at December 31, 2016. The Company had first mortgage loans receivable totaling $25,354,876 that bore interest ranging from 1.00% to 10.25% with a weighted average of approximately 8.35% at December 31, 2015.

The Company has a portfolio of secured church bonds at December 31, 2016 and December 31, 2015, which are carried at fair value. The bonds pay either semi-annual or quarterly interest ranging from 2.75% to 9.75%. The aggregate par value of secured church bonds equaled approximately $11,940,616 at December 31, 2016 with a weighted average interest rate of 6.77% and approximately $10,713,428 at December 31, 2015 with a weighted average interest rate of 6.92%. These bonds are due at various maturity dates through May 2046. The Company has recorded an aggregate other than temporary impairment of $458,000 and $200,000 at December 31, 2016 and 2015, respectively, for the First Mortgage Bonds issued by Agape Assembly Baptist Church. This bond series in the aggregate constitute approximately 8.50% and 10.00% of the bond portfolio at December 31, 2016 and 2015, respectively. The Company had maturities and redemptions of bonds of approximately $395,000 and $145,000 in 2016 and 2015, respectively.

The contractual maturity schedule for mortgage loans receivable and the bond portfolio as of December 31, 2016, is as follows:

	Mortgage Loans	Bond Portfolio

2017	$ 790,083	$ 111,000
2018	3,283,240	139,000
2019	1,326,144	144,000
2020	1,389,493	156,000
2021	814,392	221,000
Thereafter	17,128,928	11,169,616
	24,732,280	11,940,616

Less loan loss and other than temporary impairment on bonds allowance	(1,311,983)	(458,000)
Less deferred origination income	(298,499)	___-____
Totals	$23,121,798	$11,482,616

The Company currently owns $529,000 First Mortgage Bonds and $497,000 Second Mortgage Bonds issued by Agape Assembly Baptist Church located in Orlando, Florida. The total principal amount of First Mortgage Bonds issued by Agape is $7,200,000, and the total principal amount of Second Mortgage Bonds issued is $715,000. Agape defaulted on its payment obligations to bondholders in September 2010. The church subsequently commenced a Chapter 11 bankruptcy reorganization proceeding regarding the property that secures the First Mortgage Bonds in December 2010. Agape is currently performing under a loan modification agreement. In October 2014, a minimum of 80% of the bondholders of Agape agreed to a modification in the terms of their bonds which has resulted in the resumption of both principal and interest payments to both the first and second mortgage bond holders. Both the First Mortgage Bonds and Second Mortgage Bonds have been modified to a fully amortized fixed rate, quarterly interest payment of 6.25% with a new maturity date of September 2037 for all the issued and outstanding bonds. The Company, along with all other bondholders, has a superior lien over all other creditors. The Company has an aggregate other than temporary impairment of $458,000 and $200,000 for the First and Second Mortgage Bonds at December 31, 2016 and 2015, respectively, which effectively reduces the bonds to the fair value amount management believes will be recovered.